Label	Element	Value
Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.20%
Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.70%
Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)